Leases - Summary of lease cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease, Cost [Abstract]
Amortization of right-of-use assets	¥ 41,377	¥ 44,190
Interest of lease liabilities	3,276	5,183
Expenses for short-term leases within 12 months	7,526	1,499
Total lease cost	¥ 52,179	¥ 50,872